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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


Report for the Calendar Year or Quarter Ended:   December 31, 2003

Check here if Amendment [   ]; Amendment Number: _______________
         This Amendment (Check only one.):       [  ] is a restatement.
                                                 [  ] adds new holdings entries.


Institutional Investment Manager Filing Report:

Name:             Schootse Poort Vermogensbeheer B.V.
Address:          P.O. Box 6191
                  5600 HD Eindhoven
                  The Netherlands

Form 13F File Number:      28-10285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. J. Snippe                          Mr. G.M. van de Luitgaarden
Title:      Chief Executive Officer                Chief Financial Officer
Phone:      011-31-40-273-7106                     011-31-40-273-2824


Signature, Place and Date of Signing:


/s/ Mr. J. Snippe                   Eindhoven, The Netherlands                  February 3, 2004
---------------------------         -----------------------------------         -----------------
/s/ Mr. G.M. van de Luitgaarden     Eindhoven, The Netherlands                  February 3, 2004
--------------------------------    -----------------------------------         ------------------
         [Signature]                         [City, State]                            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


Report Summary:


Number of Other Included Managers:          1
                                    -----------------

Form 13F Information Table Entry Total:     83
                                         ------------

Form 13F Information Table Value Total: U.S.$236,080
                                        -------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      Form 13F File Number      Name
         ---      --------------------      ----
         01       28-10286                  Koninklijke Philips Electronics N.V.



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
                                                      Column4           Column5            Column6     Column7           Column8
Column1                 Column2         Column3    value in USD     SHRS or SH/PUT       Investment     Other       Voting Authority
Name of issuer          Title of class  Cusip       (x $ 1,000)    PRN AMT PRN CALL      Discretion    Managers     Sole/Shared/None
--------------          --------------  ---------  ------------    ----------------      ----------    --------     ----------------
ABBOTT LABORATORIES     COMMON SHARE    002824100      1,345            28,865             DEFINED        1               SOLE
ABERCROMBIE & FITCH     COMMON SHARE    002896207       543             21,962             DEFINED        1               SOLE
AFFILIATED COMP SVCS    COMMON SHARE    008190100       892             16,386             DEFINED        1               SOLE
ALCAN INC               COMMON SHARE    013716105       970             20,662             DEFINED        1               SOLE
ALTRIA GROUP            COMMON SHARE    02209S103      1,614            29,661             DEFINED        1               SOLE
AMERICAN EXPRESS COM    COMMON SHARE    025816109      1,738            36,028             DEFINED        1               SOLE
AMERICAN INTL. GROUP    COMMON SHARE    026874107      2,339            35,288             DEFINED        1               SOLE
AMERISOURCEBERGEN CO    COMMON SHARE    03073E105       509              9,059             DEFINED        1               SOLE
AMGEN INC               COMMON SHARE    031162100      1,134            18,348             DEFINED        1               SOLE
ANADARKO PETROLEUM C    COMMON SHARE    032511107      1,265            24,799             DEFINED        1               SOLE
ANHEUSER BUSCH          COMMON SHARE    035229103      2,108            40,007             DEFINED        1               SOLE
ANTHEM INC              COMMON SHARE    03674B104      1,167            15,555             DEFINED        1               SOLE
AT & T WIRELESS GRP     COMMON SHARE    00209A106       715             89,472             DEFINED        1               SOLE
BANK OF AMERICA CORP    COMMON SHARE    060505104      2,112            26,265             DEFINED        1               SOLE
BIOGEN IDEC INC         COMMON SHARE    09062X103      1,080            29,427             DEFINED        1               SOLE
BMC SOFTWARE INC        COMMON SHARE    055921100      1,730            92,770             DEFINED        1               SOLE
BOEING                  COMMON SHARE    097023105      2,010            47,699             DEFINED        1               SOLE
BOSTON SCIENTIFIC CO    COMMON SHARE    101137107       582             15,844             DEFINED        1               SOLE
BRINKER INTERNATION     COMMON SHARE    109641100       981             29,583             DEFINED        1               SOLE
BUSINESS OBJECTS SA-    SPON ADR        12328X107      6,516            187,900            DEFINED        1               SOLE
CHEVRONTEXACO CORP      COMMON SHARE    166764100      2,974            34,421             DEFINED        1               SOLE
CHICAGO MERCANTILE E    COMMON SHARE    167760107       806             11,140             DEFINED        1               SOLE
CHUNGHWA TELECOM ADR    SPON ADR        17133Q205       725             50,000             DEFINED        1               SOLE
CISCO SYSTEMS INC       COMMON SHARE    17275R102      1,999            82,503             DEFINED        1               SOLE
CITIGROUP INC           COMMON SHARE    172967101      3,663            75,457             DEFINED        1               SOLE
CLEAR CHANNEL COMM.     COMMON SHARE    184502102      1,607            34,312             DEFINED        1               SOLE
COMCAST CORP-CL A       COMMON SHARE    20030N101      1,680            51,239             DEFINED        1               SOLE
CONOCOPHILLIPS          COMMON SHARE    20825C104      2,550            38,893             DEFINED        1               SOLE
CSX CORP                COMMON SHARE    126408103      1,285            35,762             DEFINED        1               SOLE
CVS CORPORATION         COMMON SHARE    126650100      1,488            41,189             DEFINED        1               SOLE
DOW CHEMICAL            COMMON SHARE    260543103      1,346            32,379             DEFINED        1               SOLE
ELECTRONIC ARTS INC     COMMON SHARE    285512109       587             12,308             DEFINED        1               SOLE
EMC CORP                COMMON SHARE    268648102       905             70,013             DEFINED        1               SOLE

                                                      Column4           Column5            Column6     Column7           Column8
Column1                 Column2         Column3    value in USD     SHRS or SH/PUT       Investment     Other       Voting Authority
Name of issuer          Title of class  Cusip       (x $ 1,000)    PRN AMT PRN CALL      Discretion    Managers     Sole/Shared/None
--------------          --------------  ---------  ------------    ----------------      ----------    --------     ----------------
ENSCO INTERNATIONAL     COMMON SHARE    26874Q100      1,206            44,384             DEFINED        1               SOLE
FAR EASTERN TEXTILE     COMMON SHARE    307331306      1,061            217,376            DEFINED        1               SOLE
FOOT LOCKER INC         COMMON SHARE    344849104      1,365            58,199             DEFINED        1               SOLE
FOREST LABORATORIES     COMMON SHARE    345838106       744             12,039             DEFINED        1               SOLE
FREEPORT-MCMORAN COP    COMMON SHARE    35671D857      1,309            31,067             DEFINED        1               SOLE
GANNETT CO              COMMON SHARE    364730101      1,488            16,690             DEFINED        1               SOLE
GENERAL ELECTRIC        COMMON SHARE    369604103      3,383            109,205            DEFINED        1               SOLE
GENZYME CORP - GENL     COMMON SHARE    372917104       564             11,446             DEFINED        1               SOLE
HCA INC                 COMMON SHARE    404119109       733             17,066             DEFINED        1               SOLE
HEWLETT-PACKARD CO      COMMON SHARE    428236103      1,086            47,260             DEFINED        1               SOLE
INCO LTD                COMMON SHARE    453258402       838             21,050             DEFINED        1               SOLE
INTEL CORP              COMMON SHARE    458140100      2,488            77,618             DEFINED        1               SOLE
INTERNATIONAL PAPER     COMMON SHARE    460146103      1,238            28,719             DEFINED        1               SOLE
INTL BUSINESS MACHIN    COMMON SHARE    459200101      1,871            20,192             DEFINED        1               SOLE
JOHNSON & JOHNSON       COMMON SHARE    478160104      2,188            42,363             DEFINED        1               SOLE
JONES APPAREL GROUP     COMMON SHARE    480074103       884             25,082             DEFINED        1               SOLE
JP MORGAN CHASE & CO    COMMON SHARE    46625H100      2,123            57,801             DEFINED        1               SOLE
KEYCORP                 COMMON SHARE    493267108      1,385            47,246             DEFINED        1               SOLE
KNIGHT-RIDDER INC       COMMON SHARE    499040103      1,290            16,670             DEFINED        1               SOLE
KT CORP ADR             SPON ADR        48268K101      3,562            186,800            DEFINED        1               SOLE
L-3COMMUNICATIONS HO    COMMON SHARE    502424104      1,076            20,942             DEFINED        1               SOLE
LABORATORY CRP OF AM    COMMON SHARE    50540R409       688             18,621             DEFINED        1               SOLE
MASCO                   COMMON SHARE    574599106      1,822            66,469             DEFINED        1               SOLE
MATTEL INC              COMMON SHARE    577081102      1,150            59,679             DEFINED        1               SOLE
MBNA CORP               COMMON SHARE    55262L100      1,150            46,271             DEFINED        1               SOLE
MCGRAW HILL COMP.       COMMON SHARE    580645109      1,454            20,795             DEFINED        1               SOLE
MEDTRONIC               COMMON SHARE    585055106       756             15,548             DEFINED        1               SOLE
MERCK                   COMMON SHARE    589331107      1,870            40,466             DEFINED        1               SOLE
MERRILL LYNCH & CO      COMMON SHARE    590188108      2,542            43,349             DEFINED        1               SOLE
MICROSOFT CORP          COMMON SHARE    594918104      4,104            149,932            DEFINED        1               SOLE
NORTHROP GRUMMAN COR    COMMON SHARE    666807102       576              6,025             DEFINED        1               SOLE
NOVELLUS SYSTEMS INC    COMMON SHARE    670008101       644             15,314             DEFINED        1               SOLE
ORACLE CORPORATION      COMMON SHARE    68389X105      1,748            132,114            DEFINED        1               SOLE



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
                                                      Column4           Column5            Column6     Column7           Column8
Column1                 Column2         Column3    value in USD     SHRS or SH/PUT       Investment     Other       Voting Authority
Name of issuer          Title of class  Cusip       (x $ 1,000)    PRN AMT PRN CALL      Discretion    Managers     Sole/Shared/None
--------------          --------------  ---------  ------------    ----------------      ----------    --------     ----------------
PEOPLESOFT INC          COMMON SHARE    712713106       675             29,623             DEFINED        1               SOLE
PEPSICO INC             COMMON SHARE    713448108      2,302            49,371             DEFINED        1               SOLE
PFIZER INC              COMMON SHARE    717081103      3,979            112,636            DEFINED        1               SOLE
PHELPS DODGE CORP       COMMON SHARE    717265102       975             12,814             DEFINED        1               SOLE
PROCTER & GAMBLE CO     COMMON SHARE    742718109      2,431            24,342             DEFINED        1               SOLE
QUALCOMM INC            COMMON SHARE    747525103       765             14,192             DEFINED        1               SOLE
SBC COMMUNICATIONS      COMMON SHARE    78387G103      1,713            65,704             DEFINED        1               SOLE
SOUTHERN COMPANY        COMMON SHARE    842587107      1,305            43,153             DEFINED        1               SOLE
SPDR TRUST SERIES 1     COMMON SHARE    78462F103     107,496           966,000            DEFINED        1               SOLE
STARWOOD HOTELS         COMMON SHARE    85590A203      1,458            40,540             DEFINED        1               SOLE
TARGET CORP             COMMON SHARE    87612E106       903             23,512             DEFINED        1               SOLE
TRAVELERS PROPERTY      COMMON SHARE    89420G109      1,212            72,201             DEFINED        1               SOLE
UNITEDHEALTH GROUP I    COMMON SHARE    91324P102      1,119            19,234             DEFINED        1               SOLE
VERIZON COMMUNICATIO    COMMON SHARE    92343V104      1,549            44,164             DEFINED        1               SOLE
VF CORP                 COMMON SHARE    918204108      1,198            27,700             DEFINED        1               SOLE
WAL-MART STORES INC     COMMON SHARE    931142103      1,667            31,415             DEFINED        1               SOLE
WELLS FARGO & CO        COMMON SHARE    949746101      1,984            33,688             DEFINED        1               SOLE

TOTAL                                                236,080